Income Taxes - Net Deferred Tax Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Income Taxes
Net operating loss carryforward	$ 1,309
Accrued expenses and other	39
Capitalized research and development	51
Intangible assets acquired	5,020
Total deferred income tax assets	6,419
Valuation allowance	$ (6,419)